CHASE VISTA TAX FREE INCOME FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
          PROSPECTUS DATED DECEMBER 29, 1997, AS REVISED MARCH 13, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 18:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                    CHASE VISTA NEW YORK TAX FREE INCOME FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
          PROSPECTUS DATED DECEMBER 29, 1997, AS REVISED MARCH 13, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 18:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a I% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

            CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                              TO THE CLASS A SHARES
          PROSPECTUS DATED DECEMBER 29, 1997, AS REVISED MARCH 13, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 15:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."